Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statements of Operations and Comprehensive Loss
Revenue	$ 18	$ 94
Cost of revenue	8	55
Gross profit	10	39
Other operating income	1,285	1,437
Operating Expenses:
Research and development	8,199	4,319
Selling, general and administrative	8,069	1,707
Transaction expenses	1,329
Total operating expenses	17,597	6,026
Loss from operations	(16,302)	(4,550)
Non-operating (Expense)/Income
(Loss) on foreign currency transactions	(808)
Other income		1
Interest expense	(19)	(6,835)
Interest income	3	3
Change in fair value of derivative asset		(6,282)
Loss on conversion of convertible notes payable		(5,470)
Total non-operating (expense)	(824)	(18,583)
Loss before income taxes	(17,126)	(23,133)
Net loss	(17,126)	(23,133)
Other comprehensive loss:
Foreign currency translation	117	(284)
Total comprehensive loss	$ (17,009)	$ (23,417)
Basic net loss per common share	$ (0.68)	$ (1.80)
Dilutive net loss per common share	$ (0.68)	$ (1.80)
Basic weighted average shares outstanding	25,233,384	12,821,748
Dilutive weighted average shares outstanding	25,233,384	12,821,748